Supplemental Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment

WEC ENERGY GROUP	Plan: 049
RETIREMENT SAVINGS PLAN	EIN: 39-1391525

FORM 5500, SCHEDULE H, PART IV, LINE 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a), (b), (c)	(d)	(e)

Identity of Issue and Description of Investment	Cost	Current Value
Other:
Participant loans, interest rates ranging from 4.25% - 10.25%, maturing through April 2032 *	$—	$17,063,000
Total	$—	$17,063,000

*    Represents a party-in-interest.